Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of supplemental balance sheet information related to the lease

	December 31,	December 31,
	2024	2023
Operating lease ROU asset	$390,686	$854,990

	December 31,	December 31,
	2024	2023
Operating lease liabilities:
Current portion	$436,730	$482,897
Non-current portion	—	436,730
Total	$436,730	$919,627

Schedule of future minimum lease payments under the non-cancelable

Year Ending December 31,

2025	$437,580
Total lease payment
Less imputed interest	(850)
Total	$436,730

Schedule of operating lease cost

December 31,
2024
Weighted average discount rate	0.36%
Weighted average remaining lease term (years)	1.92

Twin Vee Powercarsco [Member]
Schedule of supplemental balance sheet information related to the lease

	September 30,	December 31,
	2025	2024
Operating lease ROU asset	$97,819	$390,686

	September 30,	December 31,
	2025	2024
Operating lease liabilities:
Current portion	$109,328	$436,730
Non-current portion	—	—
Total	$109,328	$436,730

Schedule of operating lease cost

	Three Months Ended September 30, 2025	Three Months Ended September 30, 2024

Operating lease cost	$97,721	$120,071

	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024

Operating lease cost	$292,867	$359,246

Schedule of future minimum lease payments

Year Ending December 31,
2025 (excluding the nine months ended September 30, 2025)	$109,396

Total lease payments	109,396
Less imputed interest	(68)
Total	$109,328

Schedule of discount rate and lease term

September 30,
2025
Weighted average discount rate	0.36%
Weighted average remaining lease term (years)	0.25